Goodwill and Intangible Assets - Estimated future expected amortization expense (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2021	$ 4,755
2022	19,001	$ 17,860
2023	18,929	17,860
2024	17,303	17,825
2025	15,146	16,205
2026	10,283
Thereafter	32,288	51,960
Total	$ 117,705	$ 121,710	$ 139,621